UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21986

Hatteras Core Alternatives Institutional Fund, L.P.
(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340

Raleigh, NC 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

6601 Six Forks Road, Suite 340

Raleigh, NC 27615

(Name and address of agent for service)

919-846-2324

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

Hatteras Core Alternatives Institutional Fund, L.P.	Schedule of Investments
December 31, 2017 (Unaudited)

Hatteras Core Alternavitves Institutional Fund, L.P. (1)

Investments in Hatteras Master Fund, L.P., at value - 99.89%	90,952,467
Assets in excess of other liabilities - 0.11%	95,631
Partners’ capital — 100.00%	$91,048,098

(1)	Invests the majority of its assets in Hatteras Master Fund, L.P.

The Schedule of Investments of Hatteras Master Fund, L.P. is included below.

Hatteras Master Fund LP	Schedule of Investments
December 31, 2017 (Unaudited)

Investment in Adviser Funds and Securities	Shares	Cost	Fair Value
Absolute Return- (6.10%)
D.E. Shaw Composite Fund, LLC [a,b,c]		$397,066	$899,181
Eton Park Fund, L.P [a,b,c]		552,679	154,623
HBK Multi-Strategy Fund, L.P [a,b]		13,000,000	13,274,207
OZ Asia, Domestic Partners, L.P. [a,b,c,d]		537,250	254,380
Perry Partners, L.P [a,b,c]		14,228	25,104
Pipe Equity Partners [a,b,c]		7,862,378	1,074,037
Pipe Select Fund, LLC [a,b,c]		3,218,604	2,415,007
Stark Investments Audit Holdback [a,b,c]		50,084	17,029
Stark Investments, L.P. [a,b,c]		19,068	14,414
Stark Select Asset Fund, LLC [a,b,c]		216,638	271,549
Third Point Partners Qualified, L.P. [a,b]		13,000,000	13,520,278
Total Absolute Return		38,867,995	31,919,809

Enhanced Fixed Income — (4.34%)
BDCM Partners I, L.P.[a,b,c]		8,323,927	10,984,933
Drawbridge Special Opportunities Fund, L.P.[a,b,c]		184,042	242,735
Fortress VRF Advisors I, LLC[a,b,c]		148,791	107,193
Harbinger Capital Partners Fund I, L.P.[a,b,c,d]		11,188,445	1,663,246.00
Harbinger Credit Distressed Blue Line Fund, L.P.[a,b,c,e]		12,326,927	4,430,273.00
King Street Capital, L.P. [a,b,c]		5,000,000	5,061,000
Marathon Special Opportunities Fund, L.P.[a,b,c]		436,653	202,883
Prospect Harbor Designated Investments, L.P.[a,b,c]		13,705	46,392
Strategic Value Restructuring Fund, L.P.[a,b,c]		170	483
Total Enhanced Fixed Income		37,622,660	22,739,138

Opportunistic Equity — (11.14%)
Camcap Resources, L.P.[a,b,c]		491,057	55,527
Crosslink Crossover Fund IV, L.P.[a,b,c]		543,144	717,675
Crosslink Crossover Fund V, L.P.[a,b,c]		482,557	993,654
Crosslink Crossover Fund VI, L.P.[a,b,c]		5,641,679	9,421,438
EMG Investment, LLC[a,b,c]		756,413	1,703,608
Gavea Investment Fund II, L.P. [a,b,c,d]		7,831	26,157
Gavea Investment Fund III, L.P. [a,b,c,d]		123,327	892,112
Hound Partners, L.P.[a,b,e]		7,837,561	11,690,416
Light Street Argon, L.P.[a,b]		1,294,333	1,854,030
New Horizon Opportunities Fund (Class B), LLC[a,b,f]		5,000,000	5,577,918
TengYue Partners Fund, L.P.[a,b,e]		3,893,885	7,384,576
The Raptor Private Holdings, L.P.[a,b,c]		169,182	103,285
Tybourne Equity (U.S.) Fund, Class Aa,b,d,e		6,900,082	16,092,843
Valiant Capital Partners, L.P.[a,b,c,e]		522,512	1,244,696
WCP Real Estate Strategies Fund, L.P.[a,b,c]		592,047	598,027
Total Opportunistic Equity		34,255,610	58,355,962

Private Investments — (66.06%)
Investments in Adviser Funds
ABRY Advanced Securities Fund III, L.P.[a,b,d]		1,280,414	1,709,717
ABRY Advanced Securities Fund, L.P.[a,b,d]		231,526	118,299
ABRY Partners VI, L.P.[a,b]		1,515,269	211,404
ABRY Partners VII, L.P.[a,b]		1,678,753	1,572,902
ABRY Partners VIII, L.P.[b,d]		2,312,336	2,533,654
Accel-KKR Capital Partners III, L.P.[a,b]		4,017,668	4,737,521
Accel-KKR Capital Partners IV, L.P.[b]		2,008,990	2,357,572
ACM Opportunities Fund, L.P. [a,b]		3,000,000	4,404,404
Angeles Equity Partners I, L.P.[b]		289,561	170,699
Arclight Energy Partners Fund IV, L.P.[b]		1,096,887	430,669
Arclight Energy Partners Fund V, L.P.[a,b]		3,437,729	3,095,282
Ascendent Capital Partners I, L.P.[b,d]		1,372,552	1,474,421
BDCM Opportunity Fund II, L.P.[b]		3,025,405	5,030,404

Benson Elliot Real Estate Partners II, L.P.[a,b,g]	3,585,137	860,735
Cadent Energy Partners II, L.P.[b]	4,991,911	8,548,271
Canaan Natural Gas Fund X, L.P.[a,b]	6,152,301	958,911
CDH Fund IV, L.P.[b,d]	1,246,280	3,133,149
CDH Venture Partners II, L.P.[b,d]	3,113,049	4,748,146
China Special Opportunities Fund III, L.P.[b,d]	4,984,819	6,705,592
Claremont Creek Ventures II, L.P.[a,b]	3,272,119	3,373,634
Claremont Creek Ventures, L.P.[a,b]	1,834,223	1,382,124
Colony Investors VII, L.P.[a,b]	2,710,480	579,800
Colony Investors VIII, L.P.[b]	6,143,940	159,500
CX Partners Fund Limited, [b,d]	3,659,758	6,647,379
Dace Ventures I, L.P.[a,b]	2,202,471	1,033,924
Darwin Private Equity I, L.P.[b,g]	4,660,158	1,326,326
ECP IHS (Mauritius) Limited, [a,b,f]	7,273,981	10,451,116
EMG AE Permian Co-Investment, L.P.[a,b]	3,000,000	609,559
EMG Ascent 2016, L.P.[a,b]	4,203,815	6,008,097
EMG Ascent Secondary Fund, L.P.[a,b]	87,742	122,733
EnerVest Energy Institutional Fund X-A, L.P.[a,b]	2,177,100	1,040,089
EnerVest Energy Institutional Fund XI-A, L.P.[a,b]	6,173,794	2,791,458
ENR Partners, L.P.[a,b]	1,375,770	1,664,475
Fairhaven Capital Partners, L.P.[a,b]	4,912,028.00	5,280,363.00
Florida Real Estate Value Fund, L.P.[b]	-	1,195,326.00
Forum European Realty Income III, L.P.[b,d]	3,192,051	1,462,059
Garrison Opportunity Fund II A, LLC[a,b]	-	1,448,669
Garrison Opportunity Fund, LLC[a,b]	-	593,612
GB Private Opportunities Fund,[a,b]	3,642,601	4,262,219
Glade Brook Private Investors II, L.P.[a,b]	4,212,778	4,001,519
Glade Brook Private Investors II, L.P.[a,b]	3,072,312	2,674,735
Glade Brook Private Investors II, L.P.[a,b]	650,000	650,000
Great Point Partners I, L.P.[a,b]	1,022,288	605,410
Greenfield Acquisition Partners V,L.P.[b]	2,383,232	130,971
GTIS Brazil Real Estate Fund, L.P. [b]	6,894,267	7,729,567
Halifax Capital Partners II, L.P. [a,b]	1,747,315.00	851,542.00
Halifax Capital Partners III, L.P.[a,b]	3,963,308.00	2,833,730.00
Hancock Park Capital III, L.P.[a,b]	904,413.00	565,064.00
Healthcor Partners Fund, L.P.[a,b,e]	3,799,663.00	4,602,445.00
Hillcrest Fund, L.P.[a,b,d]	2,407,595	928,735
I P Fashion Holdings PTE, LTD.[a,b,h]	1,545,000	-
Intervale Capital Fund, L.P.[a,b]	2,203,993	2,018,470
J.C. Flowers II, L.P.[b,d]	8,823,424	10,677,250
J.C. Flowers III, L.P.[b,d]	5,484,069	5,801,831
L C Fund V, L.P.[b,d]	3,118,227	4,743,865
Light house Capital Partners VI, L.P.[a,b]	291,948	338,286
Light Street SPVH, L.P.[a,b]	2,000,000	2,000,000
Lyfe Capital Fund, L.P.[a,b,d]	2,541,479.00	2,975,192.00
Merit Energy PartnersF-II, L.P.[a,b]	1,156,832	502,175
Mid Europa Fund III, L.P.[b,i]	3,805,055	2,115,057
Monomoy Capital Partners II, L.P.[a,b]	5,561,935	3,577,337
Monomoy Capital Partners III, L.P.[a,b]	385,820	281,841
Natural Gas Partners VIII, L.P.[b]	-	31,386
Natural Gas Partners IX, L.P.[b]	703,440	643,026
Natural Gas Partners X, L.P.[b]	1,785,974	1,535,555
Natural Gas Partners XI, L.P.[b]	2,171,745	2,661,901
New Horizon Capital III, L.P.[b,d]	1,969,480	3,901,981
NGP Energy Technology Partners II, L.P. [b]	4,290,493	2,578,853
NGP Energy Technology Partners, L.P.[a,b]	701,687	377,498
NGP Midstream & Resources Follow-On Fund, L.P. [b]	818,869	1,837,513
NGP Midstream & Resources, L.P.[b]	3,999,377	3,744,696
Northstar Equity Partners III Limited [b,d]	3,578,166	3,614,670

OCM Mezzanine Fund II, L.P.[a,b]		382,661	358,337
Octave Japan Infrastructure Fund 1[a,b,j]		1,275,460	1,223,486
ORBIS Real Estate Fund I, L.P. [a,b,f]		2,916,228	1,361,390
Orchid Asia IV, L.P.[b,d]		2,753,324	2,089,122
Parmenter Realty Fund IV, L.P.[b]		1,764,553.00	1,326,708.00
Patron Capital III, L.P.[a,b,g]		4,099,578	1,217,013
Pearlmark Mezzanine Realty Partners III, LLC [b]		1,780,016	946,800
Pennybacker II, L.P.[b]		894,235	12,000
Phoenix Asia Real Estate Investments L.P.[a,b,d]		2,640,889	2,514,742
Pine Brook Capital Partners, L.P.[b]		6,013,017	3,360,993
Private Equity Investors Fund IV, L.P. [a,b]		2,009,536	1,270,320
Private Equity Investment Fund V, L.P [a,b]		12,442,343	6,035,604
Quantum Energy Partners IV, L.P.[a,b]		4,474,378	2,030,683
Quantum Energy Partners V , L.P. [a,b]		7,773,065	10,997,476
Rockwood Capital Real Estate Partners Fund VII, L.P. [b]		3,632,162	1,387,787
Roundtable Healthcare Partners II ,L.P.[a,b]		-	449,273
Roundtable Healthcare Management III, L.P.[a,b]		4,833,643	7,017,099
Saints Capital VI, L.P.[b]		6,038,765	2,944,002
Sanderling Venture Partners VI Co-Investment L.P. [a,b]		560,181	442,620
Sanderling Venture Partners VI, L.P. [a,b]		735,999	849,883
SBC U.S. Fund, L.P.[a,b]		2,884,106	3,347,412
Sentient Global Resources Fund III, L.P. [b,d]		12,507,019.00	7,621,879
Sentient Global Resources Fund IV, L.P. [a,b]		5,820,486.00	3,966,976.00
Silver Knight Investment LTD. [b,d]		271,016.00	516,665.00
Singerman Real Estate Opportunity Fund, L.P. [b]		1,159,232.00	1,608,152.00
Sovereign Capital Limited Partnership III [b,g]		3,073,396	6,651,008
Square Mile Partners III, L.P.[a,b]		2,123,156	1,015,184
Sterling Capital Partners II, L.P.[a,b]		1,538,753	368,935
Sterling Group Partners III, L.P. [a,b]		4,948,274	3,719,980
Strategic Value Global Opportunities Fund I-A, L.P. [a,b]		1,836,663	931,068
Talara Opportunities III, L.P.[a,b]		931,001	67,003
TDR Capital AS 2013, L.P.[a,b,g]		6,184,080	5,590,660
Tenaya Capital V, L.P.[a,b]		3,193,600	3,484,000.00
The Column Group, L.P. [a,b]		4,438,757.00	5,692,954.00
The Energy and Minerals Group Fund II, L.P.[b]		3,953,672	5,793,985
The Energy and Minerals Group Fund III, L.P.[b]		2,730,434	2,346,479
The Energy and Minerals Group Fund IV, L.P.[b]		1,055,646	1,314,783
The Founders Fund III,L.P.[a,b]		4,705,227	16,098,562
The Founders Fund IV, L.P.[a,b]		1,994,784	8,890,768
The Founders Fund VI, L.P.[a,b]		70,000	76,334
Tiger Global Investments Partners VI, L.P.[a,b,d]		4,359,293	4,749,033
Tiger Global Investments Partners VII, L.P.[b,d]		2,001,960	2,708,397
Tiger Global Investments Partners X, L.P. [a,b,d]		1,284,000	1,327,958
TPF II, L.P. [a,b]		1,814,310	178,321
Trivest Fund IV, L.P.[a,b]		2,348,401	2,717,322
Trivest Fund V, L.P.[a,b]		1,952,334	2,297,574
Trivest Growth Investment Fund, L.P.[a,b]		418,827.00	359,430.00
TRUE Ventures III, L.P. [a,b]		1,974,057.00	2,499,369.00
Urban Oil and Gas Partners A-1, L.P.[a,b]		6,874,263	2,000,000
Urban Oil and Gas Partners B-1, L.P.[b]		3,018,286	3,200,000
VCFA Private Equity Partners IV, L.P.[b]		1,064,698	162,000
VCFA Venture Partners V, L.P.[a,b]		3,023,472	1,199,598
Voyager Capital Fund III, L.P. [a,b]		1,906,854	2,418,118
WCP Real Estate Fund I, L.P. [a,b]		767,933	251,732
Westview Capital Partners II, L.P.[a,b]		3,461,580.00	4,325,364.00
Zero2IPO China Fund II, L.P. [a,b,d]		3,260,656	2,332,768
Total Investments in Adviser Funds		369,827,061	345,431,424
Investments in Private Companies
Illumitex, Inc., Common Stock[a,b]	1,331,167	1,000,000	-

Illumitex, Inc., Series A-1 Preferred Stock[a,b]	2,404,160	499,369	608,785
Illumitex, Inc., Series X Preferred Stock[a,b]	2,404,160	-	-
Total Investments in Private Companies		1,499,369	608,785
Investment in Private Company Call Options
Illumitex, Inc., Exercise Price $0.03, 10/24/2022[a,b]	553,352	-	-
Total Investment in Private Company Call Options		-	-
Total Private Investments		371,326,430	346,040,209
Tactical Trading — (3.17%)
Investments in Adviser Funds
Aspect US Fund LLC - Diversified Class [a,b,c]		8,000,000	8,364,534
Drawbridge Global Macro Fund, L.P.[a,b,c]		3,497	1,859
Graham Absolute Return Trading Ltd. [a,b,c]		8,000,000	7,979,009
Touradji Private Equity Onshore Fund, LTD.[a,b,c,d]		1,773,871	270,811
Total Investments in Adviser Funds		17,777,368	16,616,213
Total Tactical Trading		17,777,368	16,616,213
Total Investments in Adviser Funds and Securities (cost $499,850,063)			475,671,331

Short-Term Investments — (1.85%)
Fidelity Money Market Government Portfolio — Institutional Class, 1.18%[k]	80,241	80,241	80,241
First American Government Obligations Fund — Class X, 1.19%[k]	4,505,049	4,505,049	4,505,049
First American Treasury Obligations Fund — Class X, 1.21%[k]	5,100,000	5,100,000	5,100,000
STIT Treasury Portfolio — Institutional Class, 1.17%[e,k]	613	613	613
Total Short-Term Investments (cost $9,685,903)			9,685,903
Total Investments (cost $509,535,966) (92.66%)			485,357,234
Assets in excess of other liabilities (7.34)%			38,462,528
Partners’ capital — (100.00%)			$523,819,762

[a]	Non-income producing.
[b]	Adviser Funds and securities that are issued in private placement transactions may have limited resale or redemptions terms.
[c]	The Adviser Fund has imposed gates on or has limited redemptions. The total cost and fair value of these investments as of December 31, 2017 was $77,597,772 and $60,236,854, respectively.

[d]	Domiciled in Cayman Islands
[e]	Securities held in custody by US Bank N.A., as collateral for a credit facility. The total cost and fair value of these investments as of December 31, 2017 was $14,004,326 and $45,434,537, respectively.

f	Domiciled in Mauritius
[g]	Domiciled in United Kingdom
[h]	Domiciled in Republic of Singapore
i	Domiciled in Guernsey
[j]	Domiciled in Japan
[k]	The rate shown is the annualized 7-day yield as of December 31, 2017

a.	Valuation of Investments

The Hatteras Master Fund, L.P. (the “Fund”) classifies its assets and liabilities that are reported at fair value, not valued using net asset value (“NAV”) as the practical expedient into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Absolute Return	$-	$-	$-	$31,919,809	$31,919,809
Enhanced Fixed Income	-	-	-	22,739,138	22,739,138
Opportunistic Equity	-	-	-	58,355,962	58,355,962
Private Investments	-	-	608,785	345,431,424	346,040,209
Tactical Trading	-	-	-	16,616,213	16,616,213
Short-Term Investment	9,685,903	-	-	-	9,685,903
Total	$9,685,903	$-	$608,785	$475,062,546	$485,357,234

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on recurring basis:

Level 3 Investments	Balances as of March 31, 2017	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation	Distributions	Gross Purchases	Gross Sales	Total
Private Investments	$608,785	$-	$-	$-	$-	$-	$608,785
Total Level 3 Investments	$608,785	$-	$-	$-	$-	$-	$608,785

For the period ended December 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s policy to recognize transfers in and out of all Levels at the beginning of reporting period.

There was no change in unrealized appreciation/(depreciation) from Level 3 investments held at December 31, 2017.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of December 31, 2017:

Type of Level 3 Investment	Fair Value as of December 31, 2017	Valuation Techniques	Unobservable Input
Preferred Stock
Private Investments	$608,785	Current value method	Recent round of financing
Total Level 3 Investments	$608,785

b.	Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. Federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund’s profit and loss.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Core Alternatives Institutional Fund, L.P.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President

Date	February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President

Date	February 27, 2018

By (Signature and Title)	/s/ Candi Hughes
Candi Hughes, Treasurer

Date	February 27, 2018